Risk management and financial instruments (FV on Recurring and Nonrecurring Basis) (Details) (Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Total assets	$ 6.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	(56.1)
Total liabilities	(56.1)	(42.4)
Level 1 [Member]
Current assets
Total assets	0
Current liabilities:
Derivative instruments - Interest rate swap contracts	0
Total liabilities	0	0
Level 2 [Member]
Current assets
Total assets	6.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	(56.1)
Total liabilities	(56.1)	(42.4)
Level 3 [Member]
Current assets
Total assets	0
Current liabilities:
Derivative instruments - Interest rate swap contracts	0
Total liabilities	0	0
Interest Rate Swap
Current assets
Derivative instruments - Interest rate swap contracts (related party)	6.0
Current liabilities:
Derivative instruments - Interest rate swap contracts		(42.4)
Interest Rate Swap | Level 1 [Member]
Current assets
Derivative instruments - Interest rate swap contracts (related party)	0
Current liabilities:
Derivative instruments - Interest rate swap contracts		0
Interest Rate Swap | Level 2 [Member]
Current assets
Derivative instruments - Interest rate swap contracts (related party)	6.0
Current liabilities:
Derivative instruments - Interest rate swap contracts		(42.4)
Interest Rate Swap | Level 3 [Member]
Current assets
Derivative instruments - Interest rate swap contracts (related party)	0
Current liabilities:
Derivative instruments - Interest rate swap contracts		$ 0